Rental Expenses and Sub-Lease Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Operating Leased Assets [Line Items]
The total minimum lease payments during the year recognized in the consolidated statement of income	$ 128.5	7,006.1	5,382.0	4,630.7
Sub-lease income recognized in the consolidated statement of income	$ 4.4	242.2	241.7	181.3